Convertible Notes Receivable - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Millions				12 Months Ended
	Dec. 24, 2019 USD ($)	Nov. 27, 2019	Dec. 14, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 24, 2019 $ / shares	Jun. 06, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 14, 2017 CAD ($) $ / shares
Convertible notes receivable [line items]
Amount advanced in exchange for convertible note receivable				$ 21,856			$ 12,899
Gold X Convertible Note [Member]
Convertible notes receivable [line items]
Interest rate				10.00%
Gold X Mining Corp [Member]
Convertible notes receivable [line items]
Amount advanced in exchange for convertible note receivable	$ 10,000
Coupon rate on convertible note receivable	10.00%
Convertible note original term to maturity	3 year
Option to defer interest payment criteria	Gold X has the option to defer the interest payments until December 4, 2022, being the maturity date.
Conversion price per share | $ / shares					$ 3.20
Proportion of ownership interest in joint venture owned by mine operator				100.00%
Convertible notes receivable face value	$ 20,000
Interest rate	10.00%
Kutcho [member]
Convertible notes receivable [line items]
Amount advanced in exchange for convertible note receivable						$ 20
Coupon rate on convertible note receivable						10.00%
Convertible note receivable [member] | Kutcho [member]
Convertible notes receivable [line items]
Amount advanced in exchange for convertible note receivable			$ 16,000					$ 20
Coupon rate on convertible note receivable			10.00%					10.00%
Interest rate charged On deferred interest		15.00%
Convertible note original term to maturity			7 year
Maximum interest payment deferral period			4 years
Option to defer interest payment criteria			Kutcho elected to defer the first three interest payments until December 31, 2019 and, as per an amendment entered into on November 27, 2019, can defer this interest in addition to the fourth interest payment for an additional period not to exceed 4 years
Conversion price per share | $ / shares								$ 0.8125
Minimum period required for early repayment			24 months
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 24 months until 36 months			25.00%					25.00%
Loan amount outstanding period for covering 25% of prepayment penalty			After 24 months until 36 months
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 36 months until 60 months			20.00%					20.00%
Loan amount outstanding period for covering 20% of prepayment penalty			After 36 months until 60 months
Prepayment cash penalty as a percentage of the outstanding loan amount if pre-paid on or after 60 months until maturity			15.00%					15.00%
Loan amount outstanding period for covering 15% of prepayment penalty			After 60 months until maturity